SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2016
Significant Accounting Policies [Line Items]
Standard and Extended Product Warranty Accrual	$ 64,957	$ 0	$ 64,957
Product Warranty Expense	$ 15,355	$ 0	$ 30,732
Computer And Electronics [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum		50.00%
Furniture and Fixtures [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum		20.00%
Tool and Parts [Member]
Significant Accounting Policies [Line Items]
Percentage Of Depreciated Per Annum		20.00%